Current financial assets and Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2017	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	40,602	—	40,602
Cash and cash equivalents	256,380	—	256,380

Current financial assets and cash and cash equivalents	296,982	—	296,982

As of December 31, 2018	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	388	—	388
Cash and cash equivalents	451,501	—	451,501

Current financial assets and cash and cash equivalents	451,889	—	451,889

Details of Cash and Cash Equivalents

Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2017	2018
	$ in thousands
Cash and bank accounts	219,368	398,178
Money market funds	13,026	13,248
Fixed bank deposits	23,986	40,075

Total cash and cash equivalents	256,380	451,501